Supplemental Equity and Comprehensive Income Information - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period	$ 12,931	$ 10,126	$ 9,848
Other comprehensive income (loss), before tax:
Total other comprehensive income (loss), net of tax	970	411	(368)
Balance at the end of the period	15,117	12,931	10,126
Total Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period	(7,721)	(8,134)	(6,914)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	903	(308)	(1,129)
Amounts reclassified out	705	548	577
Total other comprehensive income (loss), before tax	1,608	240	(552)
Tax effect	(637)	173	185
Total other comprehensive income (loss), net of tax	971	413	(367)
Balance at the end of the period	(6,750)	(7,721)	(8,134)
Total Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period			(853)
Cumulative Translation Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period	(1,450)	(1,899)	(2,098)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(428)	387	102
Amounts reclassified out	0	0	142
Total other comprehensive income (loss), before tax	(428)	387	244
Tax effect	(65)	62	(32)
Total other comprehensive income (loss), net of tax	(493)	449	212
Balance at the end of the period	(1,943)	(1,450)	(1,899)
Cumulative Translation Adjustment | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period			(13)
Defined Benefit Pension and Postretirement Plans Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period	(6,098)	(6,204)	(4,880)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	1,223	(582)	(1,205)
Amounts reclassified out	658	619	505
Total other comprehensive income (loss), before tax	1,881	37	(700)
Tax effect	(536)	69	193
Total other comprehensive income (loss), net of tax	1,345	106	(507)
Balance at the end of the period	(4,753)	(6,098)	(6,204)
Defined Benefit Pension and Postretirement Plans Adjustment | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period			(817)
Cash Flow Hedging Instruments, Unrealized Gain (Loss)
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period	(173)	(31)	64
Other comprehensive income (loss), before tax:
Amounts before reclassifications	108	(113)	(26)
Amounts reclassified out	47	(71)	(70)
Total other comprehensive income (loss), before tax	155	(184)	(96)
Tax effect	(36)	42	24
Total other comprehensive income (loss), net of tax	119	(142)	(72)
Balance at the end of the period	$ (54)	$ (173)	(31)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Cumulative Effect, Period of Adoption, Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Balance at the beginning of the period			$ (23)